FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Interest bearing deposits - time		$ 0	$ 350
Securities available for sale		1,072,159	518,400
Federal Home Loan Bank and Federal Reserve Bank Stock		18,427	18,359
Liabilities [Abstract]
Deposits with stated maturity		439,017
Other borrowings		30,012	88,646
Subordinated debt		39,281	0
Subordinated debentures		39,524	39,456
Reciprocal deposits included in deposits with no stated maturity		518,400	388,369
Reciprocal deposits included in deposits with stated maturity		37,785	42,658
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		56,006	53,295
Interest bearing deposits		62,699	12,009
Interest bearing deposits - time			350
Securities available for sale		1,072,159	518,400
Federal Home Loan Bank and Federal Reserve Bank Stock		18,427	18,359
Net loans and loans held for sale		2,790,683	2,768,675
Accrued interest receivable		12,315	10,108
Derivative financial instruments		16,782	5,464
Liabilities [Abstract]
Deposits with no stated maturity	[1]	3,198,338	2,427,190
Deposits with stated maturity	[1]	439,017	609,537
Other borrowings		30,012	88,646
Subordinated debt		39,281
Subordinated debentures		39,524	39,456
Accrued interest payable		601	1,296
Derivative financial instruments		11,754	4,402
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		56,006	53,295
Interest bearing deposits		62,699	12,009
Interest bearing deposits - time			350
Securities available for sale		1,072,159	518,400
Net loans and loans held for sale		2,794,058	2,768,817
Accrued interest receivable		12,315	10,108
Derivative financial instruments		16,782	5,464
Liabilities [Abstract]
Deposits with no stated maturity		3,198,338	2,427,190
Deposits with stated maturity		441,457	610,235
Other borrowings		30,844	88,680
Subordinated debt		41,417
Subordinated debentures		30,265	33,149
Accrued interest payable		601	1,296
Derivative financial instruments		11,754	4,402
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		56,006	53,295
Interest bearing deposits		62,699	12,009
Interest bearing deposits - time			0
Securities available for sale		0	0
Net loans and loans held for sale		0	0
Accrued interest receivable		3	8
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		3,198,338	2,427,190
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debt		0
Subordinated debentures		0	0
Accrued interest payable		59	97
Derivative financial instruments		0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time			350
Securities available for sale		1,072,159	518,400
Net loans and loans held for sale		92,434	69,800
Accrued interest receivable		3,414	1,752
Derivative financial instruments		16,782	5,464
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		441,457	610,235
Other borrowings		30,844	88,680
Subordinated debt		41,417
Subordinated debentures		30,265	33,149
Accrued interest payable		542	1,199
Derivative financial instruments		11,754	4,402
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time			0
Securities available for sale		0	0
Net loans and loans held for sale		2,701,624	2,699,017
Accrued interest receivable		8,898	8,348
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debt		0
Subordinated debentures		0	0
Accrued interest payable		0	0
Derivative financial instruments		$ 0	$ 0

[1]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $518.400 million and $388.369 million at December 31, 2020 and 2019, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $37.785 million and $42.658 million at December 31, 2020 and 2019, respectively.